UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Semiannual Report

4.30.08

Ticker | **HTY**

Portfolio summary

Top 10 holdings[1]

Southern Co.	5.2%	Great Plains Energy, Inc.	2.6%

AT&T, Inc.	4.8%	Duke Energy Corp.	2.6%

InBev NV	3.3%	Citizens Communications Co.	2.5%

RWE AG	3.0%	Diageo Plc	2.4%

Belgacom SA	2.9%	UST, Inc.	2.4%

Sector distribution[1]

Utilities	25%	Health care	4%

Telecommunication services	23%	Industrials	4%

Consumer staples	16%	Energy	4%

Materials	7%	Information technology	1%

Consumer discretionary	7%	Other	3%

Financials	6%

1 As a percentage of net assets on April 30, 2008.

6	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and preferred stocks. Common stocks and preferred stocks are further broken down by country.

Issuer	Shares	Value

Common stocks 94.46%		$150,369,988

(Cost $156,664,207)

Australia 1.38%		2,192,479

Insurance Australia Group Ltd. (Property & Casualty Insurance)	196,200	803,957

St George Bank Ltd. (Diversified Banks)	55,500	1,388,522

Austria 0.46%		726,209

Telekom Austria AG (Integrated Telecommunication Services)	29,500	726,209

Belgium 6.18%		9,837,543

Belgacom SA (Integrated Telecommunication Services)	100,000	4,591,696

InBev NV (Brewers)	64,000	5,245,847

Canada 1.72%		2,729,729

Manitoba Telecom Services, Inc. (Integrated Telecommunication Services)	68,900	2,729,729

Finland 1.37%		2,182,882

Fortum Oyj (Electric Utilities)	51,600	2,182,882

France 3.42%		5,439,048

France Telecom SA (Integrated Telecommunication Services)	32,200	1,007,568

PagesJaunes Groupe SA (Publishing) (I)	83,400	1,658,464

Total SA (Integrated Oil & Gas)	13,900	1,164,349

Vivendi Universal SA (Movies & Entertainment)	39,900	1,608,667

Germany 3.59%		5,722,226

BASF AG (Diversified Chemicals)	6,200	878,557

RWE AG (Multi-Utilities)	42,000	4,843,669

Italy 4.17%		6,640,066

Arnoldo Mondadori Editore SpA (Publishing)	87,000	756,199

Enel SpA (Electric Utilities)	299,000	3,244,190

Eni SpA ADR (Integrated Oil & Gas)	22,700	1,748,354

Intesa Sanpaolo (Diversified Banks)	119,900	891,323

New Zealand 1.18%		1,881,613

Telecom Corporation of New Zealand Ltd. ADR (Integrated
Telecommunication Services)	128,088	1,881,613

Norway 1.10%		1,750,628

StatoilHydro ASA ADR (Integrated Oil & Gas)	48,400	1,750,628

See notes to financial statements

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	7

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Philippines 0.53%		$837,070

Philippine Long Distance Telephone Co. ADR (Wireless
Telecommunication Services)	13,700	837,070

South Korea 2.33%		3,714,527

KT Corp. ADR (Integrated Telecommunication Services)	81,900	1,893,528

KT&G Corp. (Tobacco)	22,000	1,820,999

Sweden 0.53%		849,770

Swedish Match AB (Tobacco)	39,000	849,770

Switzerland 2.25%		3,579,586

Nestle SA (Packaged Foods & Meats)	7,500	3,579,586

Taiwan 1.18%		1,872,765

Far EasTone Telecommunications Co., Ltd. (Wireless Telecommunication
Services) (I)	1,102,047	1,872,765

United Kingdom 10.48%		16,688,500

Barclays Plc (Diversified Banks)	67,100	606,711

Diageo Plc ADR (Distillers & Vintners)	47,500	3,890,250

GKN Plc (Auto Parts & Equipment)	626,000	3,514,991

Lloyds TSB Group Plc (Diversified Banks)	99,000	844,276

National Grid Plc (Multi-Utilities)	164,300	2,289,097

Tomkins Plc (Industrial Conglomerates)	700,000	2,519,022

Vodafone Group Plc (Wireless Telecommunication Services)	955,600	3,024,153

United States 52.59%		83,725,347

Altria Group, Inc. (Tobacco)	48,900	978,000

AT&T, Inc. (Integrated Telecommunication Services)	197,100	7,629,741

Automatic Data Processing, Inc. (Data Processing & Outsourced Services)	36,000	1,591,200

Ball Corp. (Metal & Glass Containers)	12,763	686,394

Bristol-Myers Squibb Co. (Pharmaceuticals)	117,300	2,577,081

CBS Corp. (Class B) (Broadcasting & Cable TV)	81,000	1,868,670

Citizens Communications Co. (Integrated Telecommunication Services)	369,842	3,964,706

ConocoPhillips (Integrated Oil & Gas)	2,291	197,370

DaVita, Inc. (Health Care Services) (I)	13,700	718,017

Dow Chemical Co. (The) (Diversified Chemicals)	81,800	3,284,270

Duke Energy Corp. (Electric Utilities)	225,100	4,121,581

General Electric Co. (Industrial Conglomerates)	109,838	3,591,703

Great Plains Energy, Inc. (Electric Utilities)	160,860	4,124,450

Iowa Telecommunications Services, Inc. (Integrated
Telecommunication Services)	43,800	758,616

Merck & Co., Inc. (Pharmaceuticals)	32,000	1,217,280

Nucor Corp. (Steel)	12,200	921,100

Packaging Corporation of America (Paper Packaging)	101,243	2,225,321

Pfizer, Inc. (Pharmaceuticals)	88,000	1,769,680

Philip Morris International, Inc. (Tobacco) (I)	48,900	2,495,367

Progress Energy, Inc. (Electric Utilities)	70,300	2,951,897

See notes to financial statements

8	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

United States (continued)

Reynolds American, Inc. (Tobacco)		62,502	$3,365,733

Southern Co. (Electric Utilities)		222,962	8,300,875

Southern Copper Corporation (Diversified Metals & Mining)		25,500	2,926,380

Spectra Energy Corp. (Oil & Gas Storage & Transportation)		34,100	842,270

TECO Energy, Inc. (Multi-Utilities)		33,900	542,739

The Laclede Group, Inc. (Gas Utilities)		25,400	960,628

U.S. Bancorp. (Diversified Banks)		79,800	2,704,422

UST, Inc. (Tobacco)		72,413	3,770,545

Verizon Communications, Inc. (Integrated Telecommunication Services)		75,800	2,916,784

Westar Energy, Inc. (Electric Utilities)		160,120	3,713,183

WGL Holdings, Inc. (Gas Utilities)		99,600	3,266,880

Windstream Corp. (Integrated Telecommunication Services)		233,600	2,742,464

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 2.05%			$3,264,061

(Cost $3,239,021)

United States 2.05%			3,264,061

Bank of America Corp., 6.50%
(Diversified Banks)	AA–	33,800	832,832

Comcast Corp., 7.00%, Ser B
(Broadcasting & Cable TV)	BBB+	51,300	1,233,765

General Electric Capital Corp.,
6.00% (Diversified Financial Services)	AAA	47,200	1,197,464

Total investments (Cost $159,903,228)† 96.51%			$153,634,049

Other assets and liabilities, net 3.49%			$5,555,394

Total net assets 100.00%			$159,189,444

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes was $167,841,276. Gross unrealized appreciation and depreciation of investments aggregated $2,534,720 and $16,741,947, respectively, resulting in net unrealized depreciation of $14,207,227.

See notes to financial statements

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments at value (Cost $159,903,228)	$153,634,049
Foreign currency at value (Cost $1,247,077)	1,251,844
Cash	5,994,479
Receivable for investments sold	4,176,717
Dividends and interest receivable	864,132

Total assets	165,921,221

Liabilities

Payable for investments purchased	4,726,165
Payable for options written, at value (premiums received $2,209,227)	1,896,415
Payable to affiliates
Management fees	4,336
Other	19,903
Other payables and accrued expenses	84,958

Total liabilities	6,731,777

Net assets

Capital paid-in	178,118,621
Accumulated net realized loss on investments, options written
and foreign currency transactions	(9,834,481)
Net unrealized depreciation of investments, options written
and translation of assets and liabilities in foreign currencies	(5,937,504)
Accumulated net investment loss	(3,157,192)

Net assets applicable to common shares	$159,189,444

Net asset value per share

Based on 9,350,000 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$17.03

See notes to financial statements

10	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $348,897)	$6,260,282
Interest	53,128

Total investment income	6,313,410

Expenses

Investment management fees (Note 3)	822,117
Transfer agent fees (Note 3)	12,974
Accounting and legal services fees (Note 3)	11,221
Professional fees	62,384
Registration and filing fees	55,543
Printing fees	33,814
Trustees’ fees	24,135
Custodian fees	18,246
Miscellaneous	15,168

Total expenses	1,055,602

Net investment income	5,257,808

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(13,693,388)
Options written	3,529,587
Foreign currency transactions	(410,335)
(10,574,136)
Change in net unrealized appreciation (depreciation) of
Investments	(11,462,994)
Options written	1,613,836
Translation of assets and liabilities in foreign currencies	14,422
(9,834,736)
Net realized and unrealized loss	(20,408,872)

Decrease in net assets from operations	($15,151,064)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	11

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended	ended
	10-31-07[1]	4-30-08[2]

Increase (decrease) in net assets

From operations
Net investment income	$182,261	$5,257,808
Net realized gain (loss)	441,015	(10,574,136)
Change in net unrealized appreciation (depreciation)	3,897,232	(9,834,736)

Increase (decrease) in net assets resulting from operations	4,520,508	(15,151,064)

Distributions to common shareholders
From net investment income	—	(8,415,000)

From Fund share transactions (Note 4)	166,775,000	11,460,000

Total increase (decrease)	171,295,508	(12,106,064)

Net assets

Beginning of period	—	171,295,508

End of period[3]	$171,295,508	$159,189,444

1 Commencement of operations from 9-26-07 to 10-31-07.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Includes accumulated net investment income (loss) of $0 and $3,157,192, respectively.

See notes to financial statements

12	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	10-31-07[1]	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$19.10[3]	$19.58
Net investment income[4]	0.02	0.56
Net realized and unrealized
gain (loss) on investments	0.50	(2.21)
Total from investment operations	0.52	(1.65)
Less distributions
From net investment income	—	(0.90)
Capital charges
Offering costs related to common shares	0.04	—
Net asset value, end of period	$19.58	$17.03
Per share market value, end of period	$20.20	$15.76
Total return at NAV (%)[5]	2.51[6,7,8]	(8.20)[8]
Total return at market value (%)[5]	1.00[7,8]	(17.65)[8]

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$171	$159
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[9]	1.29[9]
Expenses net of fee waivers, if any	1.30[9]	1.29[9]
Expenses net of all fee waivers and credits	1.30[9]	1.28[9]
Net investment income	1.10[9]	6.40[9]
Portfolio turnover (%)	3	108

1 Commencement of operations from 9-26-07 to 10-31-07.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Reflects the deduction of a $0.90 per share sales load.

4 Based on the average of the shares outstanding.

5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Assumes dividend reinvestment and a purchase at $20.00 per share on the inception date and a sale at the current market price on the last day of the period.

8 Not annualized.

9 Annualized.

See notes to financial statements

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	13

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Fund) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

14	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	15

Written options for the period ended April 30, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	1,338	$1,656,496
Options written	12,038	20,297,790
Options closed	(7,070)	(14,147,506)
Options expired	(4,570)	(5,597,553)

Outstanding, end of period	1,736	$2,209,227

Summary of written options on securities outstanding on April 30, 2008:

	NUMBER OF	EXERCISE	EXPIRATION
NAME OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS

KBW Bank Index	498	$77.5	May 2008	($291,330)
Morgan Stanley Commodity Related Index	42	940	May 2008	(65,100)
Morgan Stanley Cyclical Index	41	970	May 2008	(77,490)
CBOE Gold Index	196	200	May 2008	(8,820)
Morgan Stanley Technology Index	72	550	May 2008	(207,000)
S&P Midcap 400 Index	48	820	May 2008	(129,840)
S&P 100 Index	303	625	May 2008	(739,320)
S&P 100 Index	450	650	May 2008	(225,000)
Amex Natural Gas Index	59	680	May 2008	(48,970)
Amex Oil Index	27	1,470	May 2008	(103,545)

Total	1,736			($1,896,415)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $561,369 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires October 31, 2015.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted

16	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the period ended October 31, 2007.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 1.00% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. and a subadvisory agreement with Analytic Investors, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $11,221 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	17

Note 4
Fund share transactions

Common shares

This listing illustrates the Fund’s common shares sold and offering costs related to common shares sold during the periods ended October 31, 2007, and April 30, 2008, along with the corresponding dollar value.

	Period ended 10-31-07[1]		Period ended 4-30-08[2]
	Shares	Amount	Shares	Amount
Shares issued	8,750,000	$167,125,000[3]	—	—
Distributions reinvested	—	—	600,000	$11,460,000
Offering costs related to
common shares	—	(350,000)	—	—
Total	8,750,000	$166,775,000	600,000	$11,460,000

1Commencement of operations period from 9-26-07 to 10-31-07.

2Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3Net of $0.90 per share sales load of the initial offering price of $20.00 per share.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $183,173,749 and $174,700,549, respectively.

18	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	19

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreements: John Hancock
Tax-Advantaged Global Shareholder
Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Fund), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Trustees), initially to review and approve: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreements (the Subadvisory Agreements) with Epoch Investment Partners, Inc. and Analytic Investors, Inc. (the Subadvisers). The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the Advisory Agreements.

At meetings held on June 5, 2007, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also considered information that was provided in connection with the Trustees annual review of the advisory agreement for other funds management by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other Trusts and (iv) the Adviser’s and Subadvisers’ record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s and Subadvisers’ compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadvisers, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadvisers. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadvisers. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates. The Board also reviewed the investment performance of similar accounts managed by the Subadvisers compared to the performance of an index.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadvisers were sufficient to support approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was substantially the same as the average rate for

20	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

these similar funds. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including advisory fees, and other non-advisory fees, including administrative fees, transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the expense information for similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be substantially the same as that of the peer group of funds. Based on the above referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

The Board also received information about the investment subadvisory fee rates (the Subadvisory Agreement Rates) payable by the Adviser to the Subadvisers for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Information about services to other clients.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadvisers’ and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser and Subadvisers at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory and Subadvisory Agreements.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	21

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent for
Patti McGill Peterson*	John G. Vrysen	common shareholders
Steven R. Pruchansky	Chief Operating Officer	Mellon Investor Services
*Members of the Audit Committee		Newport Office Center VII
†Non-Independent Trustee	Investment adviser	480 Washington Boulevard
	John Hancock Advisers, LLC	Jersey City, NJ 07310
Officers	601 Congress Street
Keith F. Hartstein	Boston, MA 02210-2805	Legal counsel
President and		Kirkpatrick & Lockhart Preston
Chief Executive Officer	Subadvisers	Gates Ellis LLP
	Epoch Investment Partners, Inc.	One Lincoln Street
Thomas M. Kinzler	640 Fifth Avenue, 18th Floor	Boston, MA 02111-2950
Secretary and Chief Legal Officer	New York, NY 10019
Stock symbol
Francis V. Knox, Jr.	Analytic Investors, Inc.	Listed New York Stock
Chief Compliance Officer	500 South Grand Avenue	Exchange: HTY
23rd Floor
	Los Angeles, CA 90071	For shareholder assistance
refer to page 19

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

22	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

1-800-225-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P14SA	4/08
6/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Not applicable.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008